Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in goodwill

	As of December 31, 2018	As of December 31, 2017
	£'000s	£'000s
Goodwill at January 1 and December 31	441	441